Document and Entity Information	Nov. 12, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Lulu’s Fashion Lounge Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41059
Entity Tax Identification Number	20-8442468
Entity Address, Address Line One	495 Ryan Avenue
Entity Address, Adress Line Two	Suite 125
Entity Address, City or Town	Chico
Entity Address State Or Province	CA
Entity Address, Postal Zip Code	95973
City Area Code	530
Local Phone Number	343-3545
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LVLU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001780201
Amendment Flag	false